SUBSEQUENT EVENTS (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	Oct. 15, 2024	Oct. 03, 2024	Oct. 02, 2024	Sep. 24, 2024	Aug. 12, 2024	Apr. 02, 2024	Jan. 04, 2024	Sep. 30, 2023
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued						3,792,200	1,122,521	36,800
Weighted average share price						$ 0.875
Gross proceeds					$ 2,502	$ 3,300
Reverse stock split				1-for-2.5 reverse stock split
Issued capital [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued					1,839,554
Weighted average share price					$ 0.875
Nonadjusting event [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued	186,148
Gross proceeds	$ 1,800		$ 4,058
Payments for share issue costs	$ 144
Nonadjusting event [member] | Warrants [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued			21,333
Payments for share issue costs			$ 325
Nonadjusting event [member] | Issued capital [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued	642,860		2,164,000
Weighted average share price	$ 2.80		$ 1.875
Reverse stock split		1-for-2.5 reverse share split